Consolidated Statements of Comprehensive Income / (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
General and administrative expenses - related party	$ 2,013	$ 2,049	$ 2,146